Employee Benefits and Incentive Plans - Restricted stock Activity under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Vested And Nonvested Restricted Stock Units Activity [Line Items]
Balance	$ 27.04	$ 24.00	$ 19.36
Canceled	$ 37.68	$ 50.96	$ 25.76
Restricted Stock
Vested And Nonvested Restricted Stock Units Activity [Line Items]
Balance	28,763	28,763	10,742
Granted	0	0	(313)
Canceled	20,834		(18,334)
Purchased as treasury shares
Balance	49,597	28,763	28,763	10,742
Balance			1,013,333
Granted			313
Canceled	(20,834)		(18,334)
Purchased as treasury shares		(1,096)	(3,541)
Balance	969,839	990,674	991,770
Balance				$ 15.04
Granted				$ 72.32
Canceled	$ 11.44			$ 24.00
Purchased as treasury shares		$ 11.44		$ 16.08
Balance	$ 14.88	$ 14.80		$ 14.80